COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Commitments and Contingencies [Line Items]
Debt, Long-term and Short-term, Combined Amount	$ 1,694,603	$ 1,580,006
Long-term debt	1,694,603
Loans to related parties - associated companies, long-term	314,000	330,087
Contractual commitments under newbuilding contracts	65,200	76,100
Golden Close [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 18,000
Guarantee term, Period	6 months
SFL Deepwater [Member]
Commitments and Contingencies [Line Items]
Long-term debt	$ 237,100
Loans to related parties - associated companies, long-term	113,000	119,167
SFL Hercules [Member]
Commitments and Contingencies [Line Items]
Long-term debt	265,000
Loans to related parties - associated companies, long-term	80,000	85,920
SFL Linus [Member]
Commitments and Contingencies [Line Items]
Long-term debt	332,500
Loans to related parties - associated companies, long-term	121,000	125,000
Seadrill [Member]
Commitments and Contingencies [Line Items]
Loans to related parties - associated companies, long-term	314,000	330,700
Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantee on loan facility	235,000	240,000
Financial Guarantee [Member] | SFL Deepwater [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	75,000
Financial Guarantee [Member] | SFL Hercules [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	70,000
Financial Guarantee [Member] | SFL Linus [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 90,000
1700 TEU Container Vessel [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages | vessel	3
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	$ 834,600	883,400
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term debt	2,500,000	2,500,000
US Dollar 45 million Secured Term Loan Facility [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	1,914,000	2,009,000
Long-term debt	$ 36,000	$ 36,000